As filed with the Securities and Exchange Commission on September 28, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08029

Granum Series Trust
(Exact name of registrant as specified in charter)

126 East 56th Street, New York, NY 10022
(Address of principal executive offices) (Zip code)

Jonas B. Siegel
126 East 56th Street, New York, NY 10022
(Name and address of agent for service)

1-888-547-2686
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments.

GRANUM VALUE FUND

SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

			Market
Shares			Value
		COMMON STOCKS 89.2%**

		Banks and Savings & Loans 13.5%**
218,300		The Bank of New York Company, Inc.	$ 6,271,759
73,200		Dime Bancorp, Inc. Warrants (c)*	8,052
149,700		North Fork Bancorporation, Inc.	5,845,785
140,585		Ocwen Financial Corporation *	1,245,583
63,840		PFF Bancorp, Inc.	2,344,205
80,000		U.S. Bancorp	2,264,000
72,680		Washington Mutual, Inc.	2,819,984
			20,799,368

		Broadcasting & Cable 1.8%**
270,350		Liberty Media Corporation * - Class A	2,292,568
13,317		Liberty Media International, Inc. - Class A*	415,224
			2,707,792

		Building & Housing 12.7%**
154,200		Forest City Enterprises, Inc. - Class A	8,080,080
208,524		Pulte Homes, Inc.	11,391,666
			19,471,746

		Business Services 4.2%**
292,300		The Reynolds and Reynolds Company - Class A	6,459,830

		Defense 4.9%**
118,800		Alliant Techsystems Inc. *	7,479,648

		Energy Services 2.0%**
289,100		Magnum Hunter Resources, Inc.*	3,099,152

		Entertainment & Leisure 2.8%**
152,000		Caesars Entertainment, Inc. *	2,238,960
381,500		Hollywood Media Corp. *	1,327,620
68,256		Lakes Entertainment, Inc. *	720,783
			4,287,363

		Financial Services 8.5%**
81,300		Fannie Mae	5,769,048
29,400		ITLA Capital Corporation *	1,181,586
131,500		Radian Group Inc.	6,051,630
			13,002,264

See Notes to the Financial Statements

			Market
Shares			Value
		Health Care 4.8%**
132,600		Caremark Rx, Inc. *	$ 4,044,300
120,000		Cyberonics, Inc. *	3,357,600
			7,401,900

		Instruments & Related Products 2.5%**
96,873		American Technology Corporation *	457,241
82,000		Mettler-Toledo International Inc. *	3,419,400
			3,876,641

		Insurance 9.4%**
159,500		CNA Financial Corporation *	4,207,610
102,500		Everest Re Group, Ltd.	7,531,700
75,900		Willis Group Holdings Limited	2,641,320
			14,380,630

		Pharmaceuticals 1.3%**
65,800		Teva Pharmaceutical Industries Ltd. ADR	1,947,680

		Printing & Publishing 1.0%**
97,700		Hollinger International Inc.	1,616,935

		Private Placements 0.0%**
		Intertainer Inc. Series C Convertible Preferred
419,803		(Acquired 2/12/99, 5/12/00; Cost $1,249,875) (a) (b) *	14,798

		REITS 10.7%**
43,700		Affordable Residential Communities	668,610
181,100		Anthracite Capital, Inc.	1,986,667
120,000		Capital Automotive REIT	3,478,800
181,300		Redwood Trust, Inc.	10,292,401
			16,426,478

		Restaurants 0.7%**
162,800		The Smith & Wollensky Restaurant Group, Inc.*	1,058,200

		Software 3.8%**
228,900		Computer Associates International, Inc.	5,777,436

See Notes to the Financial Statements

			Market
Shares			Value
		Telecommunications 1.3%**
139,300		Citizens Communications Company	$ 2,005,920

		Tobacco Products 3.3%**
105,000		Altria Group, Inc.	4,998,000

		Total Common Stocks (Cost $85,901,966)	136,811,781

		RIGHTS 0.0%**

		Subscription Rights
2,663		Liberty Media International, Inc. - Class A*	16,007

		Total Rights (Cost $21,627)	16,007

Principal
Amount
		VARIABLE RATE DEMAND NOTES # 4.8%**

$ 100,000		American Family, 1.05%	100,000
5,705,553		U.S. Bancorp, 1.22%	5,705,553
1,578,352		Wisconsin Corporate Central Credit Union, 1.14%	1,578,352

		Total Variable Rate Demand Notes (Cost of $7,383,905)	7,383,905

		COMMERCIAL PAPER 7.0%**

$ 5,300,000		General Electric Capital, 1.26%, 08/06/04	5,299,117
5,500,000		U.S. Bank, 1.00%, 08/02/04	5,499,810

		Total Commercial Paper (Cost of $10,798,927)	10,798,927

		Total Investments (Cost of $104,106,425) 101.0%**	$ 155,010,620

		Liabilities, less Other Assets (1.0%)**	(1,573,182)

		NET ASSETS 100%	$ 153,437,438

	*	Non-income producing security.
	**	Calculated as a percentage of net assets.
	#	Variable rate demand notes are considered short-term obligations and are
		payable on demand. Interest rates change periodically on specified dates.
		The rates listed are as of July 31, 2004.
	(a)	Restricted Security.
	(b)	Board Valued Security.
	(c)	Represents one Litigation Tracking Warrant (LTW). Each LTW represents
		the right to purchase a specified amount of Dime Bancorp, Inc. common
		stock at an exercise price of $0.01 per share.
		ADR - American Depository Receipt

See Notes to the Financial Statements

Schedule of Securities Sold Short
July 31, 2004 (Unaudited)

		Market
Shares		Value

168,700	Financial Select Sector SPDR Fund	4,718,539
88,000	Nasdaq-100 Index Tracking Stock	3,072,960
49,300	Retail HOLDRs Trust	4,350,232
134,100	Semiconductor HOLDRs Trust	4,410,549
39,700	SPDR Trust Series 1	4,399,554

	Total Securities Sold Short
	(Proceeds $18,663,408)	$ 20,951,834

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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CERTIFICATION

I, Jonas B. Siegel, certify that:

1.	I have reviewed this report on Form N-Q of Granum Series Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 9/21/04	/s/ Jonas B. Siegel
Jonas B. Siegel Treasurer

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CERTIFICATION

I, Walter F. Harrison, III, certify that:

1.	I have reviewed this report on Form N-Q of Granum Series Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 9/21/04	/s/ Walter F. Harrison, III
Walter F. Harrison, III Co-Chairman

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CERTIFICATION

I, Lewis M. Eisenberg, certify that:

1.	I have reviewed this report on Form N-Q of Granum Series Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 9/21/04	/s/ Lewis M. Eisenberg
Lewis M. Eisenberg Co-Chairman

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Granum Series Trust

By /s/ Lewis M. Eisenberg
Lewis M. Eisenberg, Co-Chairman

Date 9/21/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Lewis M. Eisenberg
Lewis M. Eisenberg, Co-Chairman

Date 9/21/04

By /s/ Walter F. Harrison, III
Walter F. Harrison, III, Co-Chairman

Date 9/21/04

By /s/ Jonas B. Siegel
Jonas B. Siegel, Treasurer

Date 9/21/04

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